SIM GLOBAL MANAGED ACCUMULATION FUND

SCHEDULE OF INVESTMENTS

7/31/2021 - (unaudited)

Shares	Fair Value

96.27% MUTUAL FUNDS

6.24%	BLEND BROAD MARKET
	DFA U.S. Core Equity 1 Portfolio Institutional Class	6,738
29.19%	BLEND LARGE CAP
	DFA U.S. Large Company Portfolio	33,350
58.55%	FOREIGN BLEND
	DFA International High Relative Profitability Portfolio Institutional Class	6,823
	DFA Large Cap International Portfolio Institutional Class	14,650
	DFA World Core Equity Portfolio Institutional Class	77,344
2.29%	FOREIGN GROWTH
	DFA International Large Cap Growth Portfolio	4,975
96.27%	TOTAL MUTUAL FUNDS
1.19%	MONEY MARKET FUND
	Federated Institutional Prime Obligation Fund Institutional Class 0.2%*	44,821
97.46%	TOTAL INVESTMENTS
2.54%	Other assets, net of liabilities
100.00%	NET ASSETS

*Effective 7 day yield as of July 31, 2021

See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

$ 235,295

1,099,883

94,499

402,582

1,709,302

2,206,383

86,523

3,628,084

44,843

3,672,927

95,536

$ 3,768,463

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$3,628,084	$-	$-	$3,628,084
Money Market	$44,843			$44,843
Total Investments	$3,672,927	$-	$-	$3,672,927

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,337,587 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$335,340
	Gross unrealized depreciation			-
	Net unrealized appreciation			$335,340